Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The table below presents the assumptions in applying the Black-Scholes model to determine the fair value of the warrants.

	As of December 31, 2016	As of December 31, 2017
Shares available to be issued under warrants	12,446,370	12,401,262
Exercise price	£1.7238	£1.7238
Risk-free interest rate	0.088%	0.420%
Expected term to exercise	2.43 years	1.79 years
Annualized volatility	73.53%	47.35%
Dividend rate	0.00%	0.00%

	Derivative financial instrument	Derivative financial instrument
	2016	2017
	£'000s	£'000s
At January 1	—	7,923
On issuance of shares	8,991	—
Fair value adjustments recognized in profit or loss	(1,068)	(6,650)
At December 31	7,923	1,273

For the amount recognized at December 31, 2017, the effect when some of these underlying parameters would deviate up or down is presented in the below table.

	Volatility (up / down 10% pts)	Time to maturity (up / down 6 months)
	£'000s	£'000s
Variable up	1,921	1,677
Base case, reported fair value	1,273	1,273
Variable down	694	843